Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net [Abstract]
Allowance for loan and lease losses	$ 661	$ 637
Compensation and benefits	270	279
Partnership investments	120	184
Loss and credit carryforward	203	366
Accrued expenses	195	207
Lease obligations	545
Other	161	193
Total gross deferred tax assets	2,155	1,866
Valuation allowance	(31)	(37)
Total deferred tax assets	2,124	1,829
Deferred Tax Liabilities, Gross [Abstract]
Leasing	1,703	1,169
Goodwill and intangibles	194	196
Fixed assets	412	379
Mortgage servicing rights	99	179
Net unrealized gains on securities and financial instruments	401
Other	176	129
Total deferred tax liabilities	2,985	2,052
Net deferred tax liability	$ 861	$ 223